Stock-based compensation - Additional Information (Detail) - JPY (¥) shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	¥ 2,578,000,000	¥ 2,833,000,000	¥ 971,000,000
Liabilities from share-based payment transactions	195,000,000	142,000,000
Restricted Stock Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual Share based Compensation Grant Limit Value	¥ 4,000,000,000
Annual Share based Compensation Grant Limit Shares	4
Weighted average fair value at measurement date, other equity instruments granted	¥ 2,706	3,599	¥ 1,916.5
Restricted Stock Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted	¥ 2,706	¥ 3,599